VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005
COREY L. ZARSE
312-609-7785 czarse@vedderprice.com	CHICAGO • NEW YORK CITY • WASHINGTON, D.C.

September 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 113 under the Securities Act of 1933 and Amendment No. 115 under Investment Company Act of 1940 File Nos. 033-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A (Amendment No. 115 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of adding an additional share class to an existing series of the Trust, Aston Dynamic Allocation Fund. We intend for this Amendment to become effective 60 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7785.

Very truly yours,

/s/ Corey L. Zarse
Corey L. Zarse

CLZ/kc

Enclosures